Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Unused corporate income tax losses and interest carry-forward	$ 660.0	$ 461.0
Non-usable unused corporate income tax losses and interest carry-forward	650.0	458.0
Tax effect of deferred tax not recognized	$ (38.0)	$ 34.0	$ 24.9
Effective tax rate	91.00%	28.60%	88.00%
Tax effect of permanent differences	$ 19.2	$ 19.2	$ 13.2
Income Tax Litigations	8.1
Interest Income	4.2
Tax Benefit	3.9
Deferred taxes expenses	1.7	0.2	0.4
Tax expense income relating to prior period effects	1.8	2.6	$ 1.5
NL
Statement [Line Items]
Non-usable unused corporate income tax losses and interest carry-forward	537.0	413.0
DE
Statement [Line Items]
Non-usable unused corporate income tax losses and interest carry-forward	36.0	34.0
US
Statement [Line Items]
Unrecognized interest carry-forwards	0.9
CN
Statement [Line Items]
Net operating losses	$ 5.0	$ 4.0